ADVERTISING AND PROMOTION	12 Months Ended
Jul. 31, 2026
Advertising and Promotion [Abstract]
ADVERTISING AND PROMOTION [Text Block]

12. ADVERTISING AND PROMOTION

In July 2024, the Company engaged an unrelated third party to assist with a significant investor relations campaign with respect to its mining assets.  During the year ended July 31, 2026 the Company has incurred $2,500,000 (year ended July 31, 2025 - $1,100,000) in relation to the campaign. On August 17, 2026, the Company extended the investor relations agreement, whereby the Company agreed to pay $1,000,000 commencing August 17, 2026 for a three-month term, $500,000 of which as was paid to October 29, 2026.